Revenue from contracts with customers	12 Months Ended
Dec. 31, 2023
Revenue From Contracts With Customers
Revenue from contracts with customers

16. Revenue from contracts with customers

Disaggregation of revenue from contracts with customers

The group derives revenue from services over time in the following major product line and geographical region. Revenue is attributed to country by location of customers.

	2023	2022
	USD	USD
Malaysia
Managed services	15,929,773	13,603,949